Financial risk management - Additional Information (Detail) ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€) eurobond	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) from effective cash flow hedges	€ (22,200,000)	€ 2,300,000	€ 10,700,000
Gain (loss) from derivative financial instruments measured at fair value	(7,900,000)	28,200,000	(12,000,000)
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 16,500,000	(22,300,000)	1,000,000
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0	0
Number of eurobonds outstanding | eurobond	4
Fair value assets (liabilities) transfers between levels amount	€ 0	0
Goodwill and intangible asset, impairment	0	0
Short-term investments	638,500,000	1,302,200,000
Four Outstanding Eurobonds
Derivative Instruments, Gain (Loss) [Line Items]
Principal amount	3,000,000,000
Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Short-term investments	638,500,000	1,302,200,000
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Short-term investments	0	0
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Short-term investments	638,500,000	1,302,200,000
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Short-term investments	0	0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Cash, cash equivalents, and short-term investments, expected	2,000,000,000.0
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Cash, cash equivalents, and short-term investments, expected	2,500,000,000
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	20,800,000	(26,100,000)	2,100,000
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	17,700,000	(22,700,000)	1,800,000
Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	(1,200,000)	400,000	€ (1,200,000)
Forward Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 27,500,000	€ 182,000,000.0		$ 0.6	¥ 44.5	$ 2.5	₩ 11.9	¥ 0.6	$ 0.4	¥ 15.5	$ 0.5	₩ 0.0	¥ 0.4